Document and Entity Information	Mar. 26, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Mar. 26, 2026
Entity File Number	001-38804
Entity Registrant Name	ZYNEX, INC.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	90-0275169
Entity Address State Or Province	CO
Entity Address, Address Line One	9655 Maroon Circle
Entity Address, City or Town	Englewood
Entity Address, Postal Zip Code	80112
City Area Code	800
Local Phone Number	495-6670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ZYXIQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000846475
Current Fiscal Year End Date	--12-31
Amendment Flag	false